Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair value measurement
Fair value measurement

28 Fair value measurement

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2020 and 2021.

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2020	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured deposits under fair value option	3,588,170	—	3,588,170	—
Listed equity securities	572,963	572,963	—	—
Total	4,161,133	572,963	3,588,170	—

28 Fair value measurement (Continued)

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured deposits under fair value option	4,622	—	4,622	—
Listed equity securities	13,342,946	451,679	12,891,267	—
Equity investments in Chengxin	12,767	—	—	12,767
Convertible Note of Chengxin	673,357	—	—	673,357
Other debt investments under fair value option	739,446	—	739,446	—
Total	14,773,138	451,679	13,635,335	686,124

Recurring

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Company uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.

Short-term investments

As there are no quoted prices in active markets for the investment at the reporting date, the Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement to estimate the fair value of investments in short-term investments with variable interest rates indexed to the performance of underlying assets,

Investments in Chengxin

The Group applies fair value accounting to both equity investment and investment in Convertible Note (Level 3) with assistance of a third-party independent appraiser. The Group applies significant judgments in estimating fair values of Chengxin including selection of valuation methods and significant assumptions used in valuation. The fair value of the Investments in Chengxin upon the deconsolidation was determined by referencing the most recent financing transaction in preferred shares aforementioned in Note 5 and used as an input to an OPM. Other key inputs to the OPM were discounts for lack of marketability(DLOM) relating to the ordinary shares and preferred shares of Chengxin ranging from 12% to 25%, volatility of 55% and time to liquidity of 5.0 years.

At December 31, 2021, the Group, with the assistance of third-party independent appraiser, remeasured the fair value of the Investment in Chengxin by using scenario-based model, which incorporates various estimates, including scenario probability estimates, projected cash flow for each scenario, discount rates and other factors. Two scenarios were considered, including a scenario in which Chengxin will continue to operate normally and complete an initial public offering (“Scenario I”) and a scenario in which Chengxin remains private with limited operating period (“Scenario II”), which were determined by the Company based on an analysis of performance and market conditions at the time. Under both scenarios, the total equity value was determined by using the income approach, specifically a discounted cash flow analysis with unobservable inputs including the discount rates of 22% and 20% respectively for Scenario I and Scenario II. The equity value under Scenario I was allocated on an as-if-fully-converted basis whereas under Scenario II equity value was allocated to each class of shares according to their seniority.

28 Fair value measurement (Continued)

Other investment securities

The Group values its listed equity securities in active markets using quoted prices for the underlying securities, the Group classifies the valuation techniques that use these inputs as Level 1. The Group values its listed equity securities under restrictions for trading based on quoted prices for the underlying securities, adjusted by a discount for lack of marketability, the Group classifies the valuation techniques that uses these inputs as Level 2. The fair value of the Group’s investments in convertible bonds is measured based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

Cash equivalent, restricted cash, time deposits, short-term receivables and payables

Cash equivalent, restricted cash, time deposits, accounts and notes receivable, prepayments, receivables and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts and notes payables, customer advances and deferred revenue, accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Non-recurring

The Group measures equity investments without readily determinable fair values at fair value on a nonrecurring basis when an impairment charge is to be recognized. As of December 31, 2019, 2020 and 2021, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in earnings for the years ended December 31, 2019, 2020 and 2021. The Group recognized impairment charges of RMB1,450,840 and RMB1,022,098, and nil for those investments without readily determinable fair values for the years ended December 31, 2019, 2020 and 2021, respectively, as well as impairment loss of RMB 293,274, RMB 79,875 and RMB 264,292 for equity method investments, for the years ended December 31, 2019, 2020 and 2021, respectively. The fair value of the privately held investments is valued based on the discount cash flow model with unobservable inputs including the discount rate from 19% to 20%, or valued based on market approach with unobservable inputs including selection of comparable companies and multiples and estimated discount for lack of marketability.

The Group purchased a warrant from an investee which was not traded in an active market with readily observable quoted prices and measured at the fair value at the inception date by using significant unobservable inputs (Level 3). Subsequently, the warrant expired during the year ended December 31, 2019, and the carrying value of warrant was reduced to nil.

The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired. The Group reviews the long-lived assets and identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. For the years ended December 31, 2019, 2020 and 2021, the Group recognized RMB125,134, RMB891,180 and RMB 2,535,959 of impairment loss on the long-lived assets other than goodwill based on management’s assessment (Level 3). In accordance with the Group policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill of reporting units annually. The Group concluded that no write down was warranted for the years ended December 31, 2019 and 2020. For the year ended December 31, 2021, impairment loss with the amount of RMB2,501,100 was recorded for goodwill generated from the acquisition of 99 Taxis. The inputs used to measure the estimated fair value of the long-lived assets and goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of the long-lived assets is discussed in Note 12 Property and equipment, net and Note 15 Goodwill for further information.

28 Fair value measurement (Continued)

As a result of the adverse change in the operating and financial performance of the Group’s bikes and e-bikes business during the third quarter of 2021, a quantitative impairment assessment was first performed based on the undiscounted future cash flows for each identifiable asset group within bikes and e-bikes business with unobservable inputs. The impairment was measured using the discount curve of discount rate of 16% for asset groups that failed the first step impairment test.